FINAL
[Translation]

SEMI-ANNUAL REPORT

(During the 22nd Term)
From: October 1, 2015
To: March 31, 2016

PUTNAM DIVERSIFIED INCOME TRUST

Name of the document filed:	Semi-annual Report

To:	Director of Kanto Local Finance Bureau

Filing Date:	June 30, 2016

Accounting Period:	During the 22nd term (from October 1, 2015 to
March 31, 2016)

Name of the Registrant Fund:	PUTNAM DIVERSIFIED INCOME TRUST

Name of the Registrant Issuer:	PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title	Jonathan S. Horwitz
of Representative:	Executive Vice President, Principal Executive Officer
and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
of Registrant Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report
is available for Public Inspection in Japan:	Not applicable.

I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio

I. STATUS OF INVESTMENT FUND
(1) Diversification of Investment Portfolio

			(as of the end of April 2016)

	Name of country where	Total	Investment Ratio
Types of Assets	security types are issued	U.S. Dollars	(%)

U.S. Government and Agency Mortgage Obligations	United States	1,829,343,869	52.01%

Mortgage-Backed Securities	United States	1,632,423,275	46.41
	Bermuda	10,128,300	0.29
	Cayman Islands	2,916,058	0.08

Sub-total		1,645,467,633	46.78%

Corporate Bonds and Notes	United States	785,639,784	22.34
	Russia	91,617,501	2.60
	Venezuela	80,649,391	2.29
	Canada	51,940,430	1.48
	Luxembourg	31,386,178	0.89
	Mexico	30,227,140	0.86
	United Kingdom	27,491,602	0.78
	Brazil	16,970,646	0.48
	France	15,886,586	0.45
	Germany	12,957,370	0.37
	Netherlands	7,741,091	0.22
	Jamaica	6,204,350	0.18
	Ireland	5,197,509	0.15
	Ukraine	3,130,318	0.09
	Jersey	2,480,108	0.07
	Sweden	2,433,900	0.07
	Costa Rica	2,209,523	0.06
	Indonesia	2,109,806	0.06
	Switzerland	1,180,273	0.03
	Spain	621,000	0.02

Sub-total		1,178,074,506	33.49%

Foreign Government and Agency Bonds and Notes	Greece	150,936,570	4.29
	Argentina	83,318,193	2.37
	Indonesia	23,191,593	0.66
	Brazil	15,233,483	0.43
	Russia	12,887,813	0.37
	Croatia	11,565,438	0.33
	Venezuela	9,340,400	0.27
	Turkey	2,974,365	0.08
	Ukraine	2,317,034	0.07
	Ghana	1,436,166	0.04
	Costa Rica	1,383,750	0.04
	Bahamas	1,084,210	0.03
	Vietnam	614,150	0.02
	Mexico	153,190	0.00

Sub-total		316,436,355	9.00%

Senior Loans	United States	59,694,386	1.70
	Netherlands	2,524,179	0.07

Sub-total		62,218,565	1.77%

Purchased Swap Options Outstanding	United States	13,793,149	0.39%
	United Kingdom	5,238,318	0.15%

Sub-total		19,031,467	0.54%

Purchased Options Outstanding	United States	5,056,086	0.14%

Convertible Bonds and Notes	United States	1,860,963	0.05%

Short-Term Investments	United States	342,204,990	9.73%

Cash, Deposit and Other Assets (After deduction of
liabilities)		(1,882,474,195)	-53.52%

(Net Asset Value)		3,517,220,239	100.00%

		(JPY 386,015
		million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.

Note 2: U.S. Dollar amount is translated for convenience at the rate of $1.00 = ¥109.75 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 28th April, 2016). The same applies hereinafter.

Note 3: In this document, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and otherwise rounding down when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets

Class C Shares

Record of changes in net assets within one year prior to the end of April 2016 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2015 end of May	1,057,913	116,106	7.38	(7.40)	810	(812)
June	1,044,941	114,682	7.29	(7.32)	800	(803)
July	1,026,426	112,650	7.25	(7.28)	796	(799)
August	998,612	109,598	7.17	(7.20)	787	(790)
September	954,682	104,776	6.96	(6.99)	764	(767)
October	947,000	103,933	7.07	(7.10)	776	(779)
November	924,167	101,427	7.03	(7.06)	772	(775)
December	879,557	96,531	6.93	(6.96)	761	(764)
2016 end of January	809,993	88,897	6.57	(6.60)	721	(724)
February	759,644	83,371	6.37	(6.40)	699	(702)
March	753,388	82,684	6.52	(6.55)	716	(719)
April	745,304	81,797	6.65	(6.68)	730	(733)

(Note 1) Operations of Class C Shares were commenced on February 1, 1999.

(Note 2) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

(b) Record of Distributions Paid

Class M Shares

Record of changes in net assets within one year prior to the end of April 2016 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2015 end of May	185,519	20,361	7.39	(7.42)	811	(814)
June	179,523	19,703	7.30	(7.33)	801	(804)
July	175,279	19,237	7.26	(7.29)	797	(800)
August	170,726	18,737	7.18	(7.21)	788	(791)
September	163,795	17,977	6.97	(7.00)	765	(768)
October	164,155	18,016	7.07	(7.10)	776	(779)
November	158,968	17,447	7.03	(7.06)	772	(775)
December	149,698	16,429	6.93	(6.96)	761	(764)
2016 end of January	141,469	15,526	6.57	(6.60)	721	(724)
February	136,397	14,970	6.38	(6.41)	700	(703)
March	138,633	15,215	6.52	(6.55)	716	(719)
April	140,394	15,408	6.65	(6.68)	730	(733)

(Note 1) Operations of Class M Shares were commenced on December 1, 1994.

(Note 2) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

(c) Record of Changes in Annual Return

Class C Shares

Annual Return

5/1/15 - 4/30/16	-6.24%

(Note) Annual Return (%) ={ [ [ Ending NAV * A] ] / Beginning NAV] - 1}*100 "A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2015 and Ending NAV means net asset value per share on April 30, 2016.

Class M Shares

Annual Return

5/1/15 - 4/30/16	-5.85%

(Note) Annual Return (%) ={ [ [ Ending NAV * A] ] / Beginning NAV] - 1}*100 "A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2015 and Ending NAV means net asset value per share on April 30, 2016.

II. RECORD OF SALES AND REPURCHASES

Record of sales and repurchases during the following period and number of outstanding shares of the Fund as of the end of April 2016 are as follows:

Class C Shares

		Number of	Number of Shares	Number of
		Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2015	worldwide	17,418,993	48,750,383	112,058,041

To: April 30, 2016	in Japan	(0)	(98,510)	(1,065,620)

Note: The numbers of Shares sold, repurchased and outstanding in the parentheses "( )"

Class M Shares

		Number of	Number of Shares	Number of
		Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2015	worldwide	263,004	4,631,336	21,102,970

To: April 30, 2016	in Japan	(0)	(3,957,577)	(18,525,124)

Note: The numbers of Shares sold, repurchased and outstanding in the parentheses "( )" represents those sold, repurchased and outstanding in Japan.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[The unaudited semi-annual financial statement of the Fund and its Japanese translation is incorporated here in the Japanese version.]

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock

1. Amount of member’s equity of the Putnam Investment Management, LLC. (the “Investment Management Company”) (as of the end of April 2016): $26,894,883* (approximately JPY 3.0 billion) (unaudited)

2. Amount of member’s equity for the past five years:

Year	Member’s Equity

End of 2011	$135,510,826
End of 2012	$21,073,034*
End of 2013	$34,533,038*
End of 2014	$33,925,237*
End of 2015	$32,258,387*

* Consists of all components of equity and Parent Company relationship.

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of April 2016, Investment Management Company managed, advised, and/or administered the following 117 funds and fund portfolios (having an aggregate net asset value of nearly $73.1billion):

		(As of the end of April 2016)

Country where	Principal Characteristic	Number of Funds	Net Asset Value
Funds are			(million dollars)
established or
managed

	Closed End Type Bond Fund	6	$2,226.37

	Open End Type Balanced Fund	11	$7,046.63
U.S.A.
	Open End Type Bond Fund	37	$22,437.56

	Open End Type Equity Fund	63	$41,348.76

	Total	117	$73,059.32

(3) Miscellaneous

As of the filing of this Semi-annual Report, there has been, or is, no litigation or fact which caused or would cause a material effect on the Investment Management Company during the six months prior to the filing of this Semi-annual Report.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[The financial statements for the fiscal years ended 2015 and 2014 of the Investment Management Company and their Japanese translation are incorporated here in the Japanese version.]